7. Warrants (Tables)	12 Months Ended
Aug. 31, 2020
Warrants Abstract
Schedule of warrant activity
	2020		2019		2018
	Weighted Average Exercise		Weighted Average Exercise		Weighted Average Exercise
	Warrants	Price	Warrants	Price	Warrants	Price
Warrants outstanding as of September 1	5,300,000	$1.00	500,000	$1.00	1,566,671	$0.02
Issued	–	$–	5,300,000	$0.97	1,000,000	$2.00
Exercised	–	$–	–	$–	(500,000)	$0.02
Expired	(300,000)	$0.42	(1,000,000)	$2.00	(1,066,671)	$0.20
Warrants outstanding as of August 31	5,000,000	$1.00	5,300,000	$0.97	1,000,000	$2.00

Warrants exercisable as of August 31	5,000,000	$1.00	5,300,000	$0.97	1,000,000	$2.00